Loans and allowance for credit losses	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Loans by geography and p
ortf
olio net o
f a
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ce

	As at October 31, 2025

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$454,346	$35,673	$3,394	$493,413	$(794)	$492,619
Personal	90,842	20,984	3,519	115,345	(1,541)	113,804
Credit cards (3)	25,836	652	301	26,789	(1,273)	25,516
Small business (4)	16,797	–	–	16,797	(334)	16,463
Wholesale (2), (5)	194,487	143,439	59,245	397,171	(3,151)	394,020
Total loans	$782,308	$200,748	$66,459	$1,049,515	$(7,093)	$1,042,422
Undrawn loan commitments – Retail	311,332	9,434	4,913	325,679	(197)
Undrawn loan commitments – Wholesale	183,589	309,469	101,511	594,569	(168)

	As at October 31, 2024

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$441,191	$33,092	$3,261	$477,544	$(572)	$476,972
Personal	86,977	18,148	3,213	108,338	(1,389)	106,949
Credit cards (3)	24,619	653	293	25,565	(1,164)	24,401
Small business (4)	15,531	–	–	15,531	(258)	15,273
Wholesale (2), (5)	189,378	119,231	51,830	360,439	(2,654)	357,785
Total loans	$757,696	$171,124	$58,597	$987,417	$(6,037)	$981,380
Undrawn loan commitments – Retail	300,071	5,099	4,100	309,270	(172)
Undrawn loan commitments – Wholesale	180,687	264,309	88,787	533,783	(139)

(1)	Excludes allowance for loans measured at FVOCI of $1 million (October 31, 2024 – $4 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.
Loans maturity and rate sensitivity

	As at October 31, 2025
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$395,387	$215,783	$41,174	$652,344	$253,592	$389,868	$8,884	$652,344
Wholesale	338,854	43,992	14,325	397,171	84,295	309,440	3,436	397,171
Total loans	$734,241	$259,775	$55,499	$1,049,515	$337,887	$699,308	$12,320	$1,049,515
Allowance for loan losses				(7,093)				(7,093)
Total loans net of allowance for loan losses	$734,241	$259,775	$48,406	$1,042,422	$337,887	$699,308	$5,227	$1,042,422

	As at October 31, 2024
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$342,552	$240,995	$43,431	$626,978	$211,027	$407,455	$8,496	$626,978
Wholesale	302,024	44,977	13,438	360,439	80,385	277,599	2,455	360,439
Total loans	$644,576	$285,972	$56,869	$987,417	$291,412	$685,054	$10,951	$987,417
Allowance for loan losses				(6,037)				(6,037)
Total loans net of allowance for loan losses	$644,576	$285,972	$50,832	$981,380	$291,412	$685,054	$4,914	$981,380

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Allowance for credit losses

	For the year ended
	October 31, 2025					October 31, 2024

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$572	$280	$(9)	$(49)	$794	$481	$114	$(10)	$(13)	$572
Personal	1,482	956	(779)	(20)	1,639	1,228	877	(616)	(7)	1,482
Credit cards	1,233	952	(829)	–	1,356	1,069	831	(669)	2	1,233
Small business	272	209	(104)	(26)	351	194	178	(84)	(16)	272
Wholesale	2,793	1,959	(1,163)	(270)	3,319	2,326	1,297	(700)	(130)	2,793
Customers’ liability under acceptances	–	–	–	–	–	50	(50)	–	–	–
	$6,352	$4,356	$(2,884)	$(365)	$7,459	$5,348	$3,247	$(2,079)	$(164)	$6,352
Presented as:
Allowance for loan losses	$6,037				$7,093	$5,004				$6,037
Other liabilities – Provisions	311				365	288				311
Other assets – Other	–				–	50				–
Other components of equity	4				1	6				4

(1)	Loans
written-off
are generally subject to continued collection efforts for a period of time following write-off.
The contractual amount outstanding on loans
written-off
during the year ended October 31, 2025 that are no longer subject to enforcement activity was $285 million
(October 31, 2024 – $359 million).
The following table reconciles the opening and closing allowance f or ea
ch major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, as applicable, which generally comprise the impact of signifi ca nt changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the perio d, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit
losses
– Retail and wholesale loans

	For the year ended
	October 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$126	$231	$572	$223	$90	$168	$481
Provision for credit losses
Transfers to stage 1	157	(153)	(4)	–	99	(97)	(2)	–
Transfers to stage 2	(41)	49	(8)	–	(23)	36	(13)	–
Transfers to stage 3	(7)	(45)	52	–	(5)	(42)	47	–
Originations	100	–	–	100	94	–	–	94
Maturities	(25)	(29)	–	(54)	(19)	(17)	–	(36)
Changes in risk, parameters and exposures	(123)	256	101	234	(155)	157	54	56
Write-offs	–	–	(20)	(20)	–	–	(23)	(23)
Recoveries	–	–	11	11	–	–	13	13
Exchange rate and other	–	–	(49)	(49)	1	(1)	(13)	(13)
Balance at end of period	$276	$204	$314	$794	$215	$126	$231	$572

Personal
Balance at beginning of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228
Provision for credit losses
Transfers to stage 1	594	(593)	(1)	–	537	(537)	–	–
Transfers to stage 2	(96)	100	(4)	–	(75)	78	(3)	–
Transfers to stage 3	(4)	(163)	167	–	(3)	(130)	133	–
Originations	105	–	–	105	116	–	–	116
Maturities	(53)	(233)	(1)	(287)	(51)	(186)	–	(237)
Changes in risk, parameters and exposures	(562)	1,040	660	1,138	(499)	947	550	998
Write-offs	–	–	(935)	(935)	–	–	(745)	(745)
Recoveries	–	–	156	156	–	–	129	129
Exchange rate and other	2	(2)	(20)	(20)	–	1	(8)	(7)
Balance at end of period	$291	$1,115	$233	$1,639	$305	$966	$211	$1,482

Credit cards
Balance at beginning of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069
Provision for credit losses
Transfers to stage 1	662	(662)	–	–	559	(559)	–	–
Transfers to stage 2	(112)	112	–	–	(111)	111	–	–
Transfers to stage 3	(2)	(595)	597	–	(2)	(483)	485	–
Originations	14	–	–	14	25	–	–	25
Maturities	(4)	(56)	–	(60)	(5)	(48)	–	(53)
Changes in risk, parameters and exposures	(546)	1,313	231	998	(465)	1,139	185	859
Write-offs	–	–	(1,010)	(1,010)	–	–	(892)	(892)
Recoveries	–	–	181	181	–	–	223	223
Exchange rate and other	(2)	1	1	–	3	–	(1)	2
Balance at end of period	$217	$1,139	$–	$1,356	$207	$1,026	$–	$1,233

Small business
Balance at beginning of period	$80	$86	$106	$272	$70	$66	$58	$194
Provision for credit losses
Transfers to stage 1	54	(54)	–	–	35	(35)	–	–
Transfers to stage 2	(23)	23	–	–	(20)	20	–	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(10)	11	–
Originations	39	–	–	39	43	–	–	43
Maturities	(19)	(24)	–	(43)	(17)	(21)	–	(38)
Changes in risk, parameters and exposures	(41)	98	156	213	(31)	65	139	173
Write-offs	–	–	(124)	(124)	–	–	(98)	(98)
Recoveries	–	–	20	20	–	–	14	14
Exchange rate and other	6	2	(34)	(26)	1	1	(18)	(16)
Balance at end of period	$95	$117	$139	$351	$80	$86	$106	$272

Wholesale
Balance at beginning of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326
Provision for credit losses
Transfers to stage 1	277	(275)	(2)	–	284	(282)	(2)	–
Transfers to stage 2	(124)	133	(9)	–	(152)	159	(7)	–
Transfers to stage 3	(15)	(273)	288	–	(9)	(77)	86	–
Originations	755	–	–	755	737	–	–	737
Maturities	(543)	(418)	–	(961)	(438)	(379)	–	(817)
Changes in risk, parameters and exposures	(243)	912	1,496	2,165	(407)	827	957	1,377
Write-offs	–	–	(1,237)	(1,237)	–	–	(763)	(763)
Recoveries	–	–	74	74	–	–	63	63
Exchange rate and other	2	6	(278)	(270)	(2)	5	(133)	(130)
Balance at end of period	$896	$1,123	$1,300	$3,319	$787	$1,038	$968	$2,793

Key inputs and assumptions
The measurement of expected credit losses is a complex calculation that involves a significant number of interrelated inputs and assumptions and the allowance is not sensitive to any one single factor. The key drivers of changes in expected credit losses include the following:
•	Changes in the credit quality of the borrower or instrument, primarily reflected in changes in internal risk ratings;
•
Changes in forward-looking macroeconomic conditions, specifically the macroeconomic variables to which our models are calibrated, which are those most closely correlated with credit losses in the relevant portfolio;

•	Changes in scenario design and the weight assigned to each scenario; and
•	Transfers between stages, which can be triggered by changes to any of the above inputs.
To reflect relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining the measurement of our weighted allowance for credit losses. The measurement of expected credit losses, including scenario design and weightings, determining significant increases in credit risk since origination and application of expert credit judgment, is overseen by a senior management committee that includes representation from Finance, Group Risk Management and Economics.
Internal risk ratings
Internal risk ratings are assigned according to the risk management framework outlined under the headings Wholesale credit risk and Retail credit risk of the Credit risk section of Management’s Discussion and Analysis. Changes in internal risk ratings are primarily reflected in the PD parameters, which are estimated based on our historical loss experience at the relevant risk segment or risk rating level, adjusted for forward-looking information.
Scenario design and weightings
Our estimation of expected credit losses in Stage 1 and Stage 2 considers five distinct future macroeconomic scenarios. Scenarios are designed to capture a wide range of possible outcomes and are weighted according to our expectation of the relative likelihood of the range of outcomes that each scenario represents at the reporting date. We weight each scenario to take into account historical frequency, current trends, and forward-looking conditions which will change over time. Scenario weightings take into consideration the extent to which the base case scenario includes both favourable and unfavourable economic expectations, and upside and downside risks to the base scenario materializing in the future. The base case scenario is based on forecasts of the expected rate, value, or yield for each relevant macroeconomic variable. The upside and downside scenarios are set by adjusting our base projections to construct reasonably possible scenarios and weightings that are more optimistic and pessimistic, respectively, than the base case. Two additional downside scenarios capture the non-linear
nature of potential credit losses across our portfolios. When the economy is at or near equilibrium, the severity of the downside scenario generally reflects an adverse event typical for a business cycle and both the non-linear
downside scenarios reflect an outcome that is materially more adverse than the downside scenario.
The impact of each of our five scenarios varies across our portfolios given the portfolios have different sensitivities to movements in each macroeconomic variable.
The impact of weighting these multiple scenarios increased our ACL on performing loans, relative to our base scenario, by $1,268 million as at October 31, 2025 (October 31, 2024 – $945 million).
Forward looking macroeconomic variables
The PD, LGD and EAD inputs used to estimate Stage 1 and Stage 2 credit loss allowances are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio. Each macroeconomic scenario used in our expected credit loss calculation includes a projection of all relevant macroeconomic variables used in our models for a five-year horizon, reverting to long-run
averages generally within the 2 to 5 year period. Depending on their usage in the models, macroeconomic variables are projected at a country, province/state or more granular level. These include one or more of the variables described below, which differ by portfolio and region.
Our allowance for credit losses reflects our ec
o
nomic outlook as at October 31, 2025. S
ubse
quent changes to this forecast and related estimates will be reflected in our allowance for credit losses in future periods.
Our base scenario reflects the Canadian unemployment rate peaking in calendar Q4 2025, followed by gradual declines beginning in early calendar 2026 and for the U.S. unemployment rate to rise, peaking in calendar Q1 2026, followed by a return to equilibrium by calendar Q4 2026. The central bank policy rate in Canada is expected to remain unchanged until the end of calendar 2026 and cuts are expected in the U.S. until the middle of calendar 2026.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. During Q2 2025, in response to U.S. international trade policy, we designed a trade disruption scenario to replace our energy sector scenario. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q1 2026 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q4 2025 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
We increased weight to our downside scenarios relative to October 31, 2024 to reflect the heightened economic uncertainty related to U.S. international trade policy as compared to our base scenario.

The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment rates
– In our base forecast, we expect the Canadian unemployment rate to peak at 7.1% in calendar Q4 2025, then returning to its long run equilibrium by calendar Q1 2028. The U.S. unemployment rate is expected to rise to 4.5% in calendar Q4 2025, peaking at 4.6% in calendar Q1 2026, then returning to its long run equilibrium level by calendar Q4 2026.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q4 2025 and thereafter. GDP in calendar Q4 2026 is expected to be 1.8% above Q4 2025 levels in Canada, and 1.5% above Q4 2025 levels in the U.S.

•
Canadian housing price
index
– In our base forecast, we expect housing prices to increase by 0.3% over the next 12 months from calendar Q4 2025, with a compound annual growth rate of 3.4% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (29.2)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2024, our base forecast included housing price growth of 0.7% from calendar Q4 2024 for the next 12 months and housing price growth of 3.0% for the following 2 to 5 years.

The primary variables driving credit losses in our retail portfolios are Canadian unemployment rates, the Canadian housing price index and Canadian GDP. The Canadian overnight interest rate also impacts our retail portfolios. Our wholesale portfolios are affected by all of the variables discussed above; however, the specific variables differ by sector. Other variables also impact our wholesale portfolios including, but not limited to, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, U.S. 10 year BBB corporate bond yield, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices, U.S. housing price index, and natural gas prices (Henry Hub).
Increases in the following macroeconomic variables will generally correlate with higher expected credit losses: Canadian and U.S. unemployment rates, Canadian overnight interest rates, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, and U.S. 10 year BBB corporate bond yield.
Increases in the following macroeconomic variables will g
ene
rally correlate with lower expected credi
t loss
es: Canadian and U.S. housing price indices, Canadian and U.S. GDP, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices and natural gas prices.
Transfers between stages
Transfers between Stage 1 and Stage 2 are based on the assessment of significant increases in credit risk relative to initial recognition, as described in Note 2. The impact of moving from 12 months expected credit losses to lifetime expected credit losses, or vice versa, varies by product and is dependent on the expected remaining life at the date of the transfer. Stage transfers may result in significant fluctuations in expected credit losses.
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in Stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 3,775	$ 1,698	$ 5,473	$ 3,313	$ 1,523	$ 4,836

(1)	Represents loans and commitments in Stage 1 and Stage 2.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1), (2)	Total	Stage 1	Stage 2	Stage 3 (1), (2)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$386,060	$16,495	$–	$402,555	$388,742	$1,354	$–	$390,096
Medium risk	20,622	2,571	–	23,193	18,419	4,479	–	22,898
High risk	2,131	6,532	–	8,663	1,761	6,593	–	8,354
Not rated (3)	54,253	1,940	–	56,193	52,569	1,479	–	54,048
Impaired	–	–	1,681	1,681	–	–	1,233	1,233
	463,066	27,538	1,681	492,285	461,491	13,905	1,233	476,629
Items not subject to impairment (4)				1,128				915
Total				$493,413				$477,544
Loans outstanding – Personal
Low risk	$87,536	$2,712	$–	$90,248	$82,904	$1,680	$–	$84,584
Medium risk	4,035	3,768	–	7,803	5,525	3,063	–	8,588
High risk	601	2,583	–	3,184	592	2,365	–	2,957
Not rated (3)	12,493	1,180	–	13,673	11,303	498	–	11,801
Impaired	–	–	437	437	–	–	408	408
Total	$104,665	$10,243	$437	$115,345	$100,324	$7,606	$408	$108,338
Loans outstanding – Credit cards
Low risk	$18,279	$161	$–	$18,440	$17,363	$177	$–	$17,540
Medium risk	2,123	2,291	–	4,414	1,999	2,436	–	4,435
High risk	70	2,423	–	2,493	75	2,289	–	2,364
Not rated (3)	1,133	309	–	1,442	1,173	53	–	1,226
Total	$21,605	$5,184	$–	$26,789	$20,610	$4,955	$–	$25,565
Loans outstanding – Small business
Low risk	$10,628	$595	$–	$11,223	$9,428	$773	$–	$10,201
Medium risk	2,550	924	–	3,474	2,740	962	–	3,702
High risk	259	1,422	–	1,681	214	1,086	–	1,300
Not rated (3)	8	–	–	8	7	–	–	7
Impaired	–	–	411	411	–	–	321	321
Total	$13,445	$2,941	$411	$16,797	$12,389	$2,821	$321	$15,531
Undrawn loan commitments – Retail
Low risk	$293,300	$3,700	$–	$297,000	$284,036	$592	$–	$284,628
Medium risk	12,451	427	–	12,878	12,110	381	–	12,491
High risk	805	758	–	1,563	746	602	–	1,348
Not rated (3)	13,964	274	–	14,238	10,715	88	–	10,803
Total	$320,520	$5,159	$–	$325,679	$307,607	$1,663	$–	$309,270
Wholesale – Loans outstanding
Investment grade	$130,322	$2,117	$–	$132,439	$116,549	$1,471	$–	$118,020
Non-investment grade	207,239	26,399	–	233,638	189,889	26,826	–	216,715
Not rated (3)	14,714	503	–	15,217	12,871	721	–	13,592
Impaired	–	–	6,153	6,153	–	–	3,905	3,905
	352,275	29,019	6,153	387,447	319,309	29,018	3,905	352,232
Items not subject to impairment (4)				9,724				8,207
Total				$397,171				$360,439
Undrawn loan commitments – Wholesale
Investment grade	$393,167	$1,593	$–	$394,760	$345,236	$516	$–	$345,752
Non-investment grade	182,223	16,158	–	198,381	170,212	14,512	–	184,724
Not rated (3)	1,407	21	–	1,428	3,290	17	–	3,307
Total	$576,797	$17,772	$–	$594,569	$518,738	$15,045	$–	$533,783

(1)	As at October 31, 2025, 91% of credit-impaired loans were either fully or partially collateralized (October 31, 2024 – 88%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	Includes $195 million of purchased or originated credit-impaired loans (October 31, 2024 – $109 million).
(3)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(4)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	October 31, 2025			October 31, 2024

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,634	$323	$2,957	$2,542	$263	$2,805
Wholesale	1,143	7	1,150	1,454	4	1,458
	$3,777	$330	$4,107	$3,996	$267	$4,263

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.